Accumulated other comprehensive income (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Items that will be reclassified subsequently to net earnings (net of income taxes):
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $72,054 as at September 30, 2018 ($65,850 as at September 30, 2017)	$ 759,015,000	$ 695,591,000
Net losses on derivative financial instruments and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $73,502 as at September 30, 2018 ($69,296 as at September 30, 2017)	(479,400,000)	(453,690,000)
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $12,286 as at September 30, 2018 (net of accumulated tax expense of $2,332 as at September 30, 2017)	(26,786,000)	1,670,000
Net unrealized losses on available-for-sale investments, net of accumulated income tax recovery of $734 as at September 30, 2018 ($178 as at September 30, 2017)	(2,616,000)	(562,000)
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statement of foreign operations, accumulated income tax expense (recovery)	72,054,000	65,850,000
Net losses on derivative financial instruments and translating long-term debt designated as hedges in net investments in foreign operations, accumulated income tax expense (recovery)	(73,502,000)	(69,296,000)
Net unrealized (losses) gains on cash flow hedges, accumulated income tax expense (recovery)	(12,286,000)	2,332,000
Net unrealized (losses) gains on available-for-sale investments, accumulated income tax expense (recovery)	(734,000)	(178,000)
Items that will not be reclassified subsequently to net earnings (net of income taxes):
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $13,021 as at September 30, 2018 ($20,933 as at September 30, 2017)	(48,617,000)	(83,618,000)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax expense (recovery)	(13,021,000)	(20,933,000)
Accumulated other comprehensive income	201,596,000	159,391,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings	145,000	15,425,000
Net unrealized gains on cash flow hedges previously recognized in other comprehensive income, reclassified to net earnings, income tax expense	$ 694,000	$ 9,534,000